Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Cebu Air Inc.	636,690	$1,098,562

Banks — 14.4%
Bank of the Philippine Islands	2,733,375	4,234,135
BDO Unibank Inc.	5,969,324	15,792,771
East West Banking Corp.(a)	1,682,800	369,718
Metropolitan Bank & Trust Co.	4,826,178	6,638,643
Security Bank Corp.	683,550	2,293,308

		29,328,575

Chemicals — 0.8%
D&L Industries Inc.	8,640,600	1,679,716

Construction & Engineering — 0.4%
Megawide Construction Corp.	1,874,800	726,040

Diversified Financial Services — 11.5%
Ayala Corp.	862,638	15,198,411
GT Capital Holdings Inc.	271,559	4,492,924
Metro Pacific Investments Corp.	42,998,450	3,709,535

		23,400,870

Electric Utilities — 2.5%
Manila Electric Co.	683,600	5,045,647

Electronic Equipment, Instruments & Components — 0.2%
Integrated Micro-Electronics Inc.	2,326,700	455,875

Food & Staples Retailing — 0.4%
Cosco Capital Inc.	6,586,500	861,178

Food Products — 4.2%
Universal Robina Corp.	2,673,188	8,558,547

Hotels, Restaurants & Leisure — 4.9%
Bloomberry Resorts Corp.	11,649,365	2,644,284
Jollibee Foods Corp.	1,322,631	7,302,730

		9,947,014

Independent Power and Renewable Electricity Producers — 2.4%
Aboitiz Power Corp.	4,449,635	3,113,661
First Gen Corp.	3,850,737	1,705,336

		4,818,997

Industrial Conglomerates — 17.8%
Aboitiz Equity Ventures Inc.	5,976,207	6,404,593
Alliance Global Group Inc.	12,133,339	3,628,767
DMCI Holdings Inc.	12,042,660	2,442,655
JG Summit Holdings Inc.	8,685,812	10,424,107
SM Investments Corp.	730,576	13,193,815

		36,093,937

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.6%
Petron Corp.	8,481,500	$995,126
Pilipinas Shell Petroleum Corp.	972,100	779,939
Semirara Mining & Power Corp.	3,350,100	1,412,975

		3,188,040

Real Estate Management & Development — 27.2%
Ayala Land Inc.	22,339,800	21,200,132
DoubleDragon Properties Corp.(a)	2,148,390	1,046,167
Filinvest Land Inc.	29,340,590	961,876
Megaworld Corp.	34,111,660	3,858,415
Robinsons Land Corp.	6,281,806	3,131,208
SM Prime Holdings Inc.	30,647,335	23,384,596
Vista Land & Lifescapes Inc.	11,512,300	1,584,677

		55,167,071

Specialty Retail — 0.7%
Wilcon Depot Inc.	4,335,100	1,411,208

Transportation Infrastructure — 4.2%
International Container Terminal Services Inc.	3,054,653	7,964,433
MacroAsia Corp.	1,434,220	577,417

		8,541,850

Water Utilities — 0.8%
Manila Water Co. Inc.	3,746,329	1,623,187

Wireless Telecommunication Services — 5.4%
Globe Telecom Inc.	100,635	4,186,614
PLDT Inc.	262,084	6,783,102

		10,969,716

Total Common Stocks — 99.9% (Cost: $229,079,281)		202,916,030

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(b)(c)	185,738	185,738

Total Short-Term Investments — 0.1% (Cost: $185,738)		185,738

Total Investments in Securities — 100.0% (Cost: $229,265,019)		203,101,768

Other Assets, Less Liabilities — 0.0%		76,737

Net Assets — 100.0%		$203,178,505

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	83,914	101,824	185,738	$185,738	$1,433	$—	$—

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Philippines ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$202,916,030	$—	$—	$202,916,030
Money Market Funds	185,738	—	—	185,738

	$203,101,768	$—	$—	$203,101,768

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